Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Summary Of Significant Accounting Policy [Line Items]
Allowance for doubtful accounts	$ 11	$ 20	$ 21
Depreciation expense	204	189	$ 168
Buildings and Leasehold Improvements and Construction in Progress
Summary Of Significant Accounting Policy [Line Items]
Gross assets under capital leases	339	283
Gross assets under capital leases, accumulated depreciation	$ 7	$ 3
Building and Building Improvements | Minimum
Summary Of Significant Accounting Policy [Line Items]
Estimated useful life	20 years
Building and Building Improvements | Maximum
Summary Of Significant Accounting Policy [Line Items]
Estimated useful life	50 years
Machinery and Equipment | Minimum
Summary Of Significant Accounting Policy [Line Items]
Estimated useful life	3 years
Machinery and Equipment | Maximum
Summary Of Significant Accounting Policy [Line Items]
Estimated useful life	15 years